SCHEDULE OF POTENTIALLY DILUTE BASIC NET LOSS PER ORDINARY SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	17,595,037	22,069,770
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted ordinary shares	4,976,485	8,014,677